Shareholder Fees - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio
Shareholder Fees:
(fees paid directly from your investment)